Subsequent Events (Details) - USD ($)			1 Months Ended				12 Months Ended
	Apr. 24, 2023	Sep. 24, 2020	Feb. 28, 2022	Sep. 30, 2020	Sep. 24, 2020	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Term loan description								The Group negotiated another amendment to the term loan facilities (1) and (2) on 15 June 2020. Loans (1) and (2) are now payable in 46 and 16 instalments, respectively, with the first installment starting from June 30, 2020 with final maturity in July 30, 2030 and July 31, 2023, respectively. The loan 1 carries interest at 6 months EIBOR + 4% (minimum 5%) and to be further enhanced to 6 month EIBOR + 4.5% (minimum 5%) from January 2021 as compared to interest at 3 month EIBOR + 3% previously, and, the loan 2 carries interest at 3 months EIBOR + 4% (minimum 5%) and to be further enhanced to 3 month EIBOR + 4.5% (minimum 5%) as compared to interest at 3 month EIBOR + 3% previously The Group has to pay USD 8.8 million for term loan (1) and (2) in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. All securities and covenants under the original agreements remain in effect under the amended agreement except debt service reserve account (DSRA) balance to be maintained from October 31, 2020 and debt service coverage ratio (DSCR) to be commenced from December 31, 2020. Under this agreement, term loans (1) and (2) are also secured by assignment of the proceeds from operation of the tanks of Phase 1 and Phase 2.
Issued bond amount				$ 200,000,000
Face value amount				$ 1				$ 1
Issue price (in Dollars per share)								$ 0.95
Annual repayment description								The semi-annual bond repayment of USD 7 million commenced in November 2021 and continuous until May 2025, with one final bullet repayment of USD 144 million due in November 2025. These bonds carry interest at a rate of 8.5% per annum payable semi-annually.
Owners contributed						$ 75,000,000
Long term fixed interest rate		$ 200,000,000			$ 200,000,000
Private investors		$ 1			$ 1
Issue price per share (in Dollars per share)	$ 0.95	$ 0.95			$ 0.95
Further bonds		$ 50,000,000			$ 50,000,000
Bonds net		186,000,000			$ 186,000,000
Transaction costs		4,000,000
Construction costs		$ 85,000,000
Term loan facility			$ 2,376,804				$ 2,376,804
Minimum [Member]
Subsequent Events (Details) [Line Items]
Interest rate									4.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Interest rate									6.50%